1. The Company	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company

Nature of Operations

Consorteum Holdings, Inc. (“Holdings” or the “Company”), formerly known as Implex Corporation, was incorporated in the State of Nevada on November 7, 2005. Holdings was incorporated as a transaction management company focusing on transaction processing solutions and products for the payment processing and financial transaction markets. Holdings has since transformed itself into a software development company and mobile publishing company focused on the development and delivery of digital content to mobile devices, including, delivery of mobile content, mobile payments solutions and products through a mix of on-deck partnerships, license agreements, and joint venture arrangements.

Holdings has spent the last several years developing relationships that will enable us to participate in the emerging market of mobile gaming and FinTech. Through the efforts of our development team, and utilizing open source software, we have the capability to deliver rich mobile content to end users who will use their smart phones in radically new ways. Our Universal Mobile Interface (“UMI”)™ has the capacity to open up opportunities in multiple business verticals, such as providing solutions in FinTech, data analytics, secure payment processing, compliancy lead transaction management and various digital social event sectors.

Today’s current mobile application and transaction solutions are limited - whether it be in how users can interact, or the number of devices it can actually support. As companies look to mobile strategies, the picture gets extremely cloudy in how to develop a rich mobile offering that can resonate within the mass market. Our UMI is able to take the “how” out of planning and execution, encompassing all the components that allow for a rich mobile experience to be delivered to a handset.

FinTech describes an emerging financial sector in the 21st century. The term “financial technology” can apply to any innovation in how people transact business. Since the Internet revolution and the mobile Internet revolution, however, financial technology has grown explosively, and FinTech, which originally referred to computer technology applied to the back office of banks or trading firms, now describes a broad variety of technological interventions into personal and commercial transactions.

Holdings has yet to produce any revenue. For the three month periods ended September 30, 2017 and 2016, respectively, the Company had total operating expenses of $419,182 and $308,866, and experienced a net loss of $(1,055,051) and $(815,324), respectively. As of September 30, 2017, the Company had an accumulated deficit of $(29,104,252) and total liabilities of $22,142,525, including loans payable of $1,631,921 which includes accrued interest of $848,246 and convertible promissory loans of $12,535,800 which includes accrued interest of $5,898,071.

During 2014 and 2015, the Company experienced operational downsizing due to capital constraints but maintained the core management team. The Company faced severe capital constraints and was unable to access additional capital to continue operations beyond June 2015 and, as a result, the Company (i) laid off its development team and ceased paying managers and advisors, (ii) suspended rent and related payments for its facilities, (iii) was unable to satisfy significant payables due to third parties, including its independent auditors, for work performed for the Company and to retain the necessary advisors to prepare and complete the financial reports required by the Exchange Act and the rules and regulations of the SEC. The Company has engaged in virtually no business activities since June 2015.

In 2015, all software development operational efforts to date were transferred to 359 Mobile Inc. (“359”), a wholly owned subsidiary, to enable 359 at a future date to develop and deploy end-to-end solutions for both cloud and hosted based offerings in the mobile gaming, FinTech and data analytics markets and associated verticals. As noted above, the Company has recently created a new and unique platform, which it intends to market as the Universal Mobile Interface™. At the heart is the capability to support fully regulatory regionally compliant financial and social transactions via Web and Mobile. This key differentiator enables us to approach many different markets that are in the business of providing mobile connectivity, secure transactional processing and social connectivity. 359 will provide solutions developed based on the Company’s history and experience in payment processing, secure transactions management and end-to-end mobile vertical market offerings. The UMI platform will initially be introduced into the market utilizing branded partnership relationships in the FinTech, data analytics, secure payment processing, compliancy lead transaction management, and digital social events sectors. The first deployment of the UMI will be in mobile gaming in the UK in 2018. Concurrent with that effort, the Company will continue to evaluate the feasibility of additional territory deployments based upon market analysis and regulatory issues. Additionally, the Company will evaluate opportunities to market its current technologies in other industries. Going forward we expect our revenues to be derived from transactions processed using our UMI software platform technology in various countries outside the US starting with the United Kingdom as we explore other international distribution opportunities. We will also explore any US opportunities that are feasible.

Going Concern and Management Plan

The Company's condensed consolidated financial statements are presented on a going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business. The Company has suffered losses from operations. As of September 30, 2017, the Company had a working capital deficit (current liabilities in excess of current assets) of approximately $22.1 million. The Company's working capital deficit and recent losses raise substantial doubt as to its ability to continue as a going concern.

The Company secured working capital of approximately $198,000 during the three months ended September 30, 2017. Subsequent to such date, the Company has raised additional capital totaling approximately $55,000. Such proceeds were used for working capital of the business. The Company requires additional equity or debt financing to meet its obligations as they become due. In the event that such financing is not secured, the Company will not be able to satisfy its liabilities. The Company is attempting to restructure some of its debt and secure capital through private placements of our equity securities, an equity line of credit or a rights offering to satisfy its existing obligations and provide for sufficient working capital to meet the Company’s future obligations but there are no guarantees that the Company will be able to do any of these things.

The accompanying condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern.

Going Concern and Management Plan

The Company's consolidated financial statements are presented on a going concern basis, which contemplates the realization of assets and discharge of liabilities in the normal course of business. The Company has suffered losses from operations. As of June 30, 2017, the Company had a working capital deficit (current liabilities in excess of current assets) of approximately $20.95 million.

The Company has secured working capital of approximately $174,000, $139,000 and $1.5 million during the years ended June 30, 2017, 2016 and 2015 respectively. Subsequent to such date, the Company has raised additional capital totaling approximately $240,000; such proceeds were used for working capital of the business. The Company requires additional equity or debt financing to meet its obligations as they become due. In the event that such financing is not secured, the Company will not be able to satisfy its liabilities. Certain of the Company’s debt is overdue. The Company is attempting to restructure some of the debt and secure investments additional financing partners to satisfy its existing obligations and provide for sufficient working capital to meet the Company’s future obligations but there are no guarantees that the Company will be able to do any of these things.

Since its inception the Company has incurred significant losses and, as of June 30, 2017, had an accumulated deficit of $28,049,000. For the year ended June 30, 2017, the Company had a net loss from operations of $1,097,000. For the years ended June 30, 2016 and June 30, 2015, the Company had a net loss from operations of $1,242,000 and $2,477,000, respectively. The Company had negative working capital of $20,950,000 at June 30, 2017, $17,650,000 at June 30, 2016 and $14,750,000 at June 30, 2015. Achieving profitability and positive cash flow depends on the Company’s ability to generate and sustain significant increases in revenues and gross profits from its business. There can be no assurances that the Company will be able to generate sufficient revenues and gross profits to achieve profitability and positive cash flow in the future.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the inability of the Company to continue as a going concern.